Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and diluted number of shares
	2018	2017	2016
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,061,909	2,061,909	2,061,909